Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Disclosure of commitments and contingencies [Abstract]
Commitments and Contingencies [Text Block]

17.  Commitments and Contingencies

(a)  Service agreements

The Company has a service agreement with an unrelated third party to operate and maintain their data centre computing equipment for the purpose of mining crypto currency in Canada, Sweden and Iceland. As part of the arrangement, proprietary software is installed on the Company's computing equipment to assist in optimizing the use of the equipment.

(b)  Power purchase agreement

The Company entered into a supplemental power pricing arrangement that provides a fixed price of electricity consumption each month at the Company's Bikupa Datacenter AB location in Sweden. The fixed price agreement was assessed and is being accounted for as an executory contract; electricity costs are expensed as incurred.

(c)  Obligations on Mining equipment

The Company had purchase commitments of $8,947,944 at the year end (2022 - $64,678,000).

Contingencies

(a)  Contingent VAT Liability to the Swedish Tax Authority ("STA")

The Company's wholly owned subsidiaries located in Sweden (Bikupa Datacenter AB ("Bikupa") and Bikupa Datacenter 2 AB ("Bikupa 2") received decision notice of assessments ("the decision(s)"), on December 28, 2022 and February 14, 2023 for Bikupa and Bikupa 2 respectively, from the Swedish Tax Authority in connection with the application of VAT and its ability to recover input VAT against certain equipment and other charges in a total amount of SEK 337.9 million or approximately $32.4 million. The assessments covered the period December 2020 to June 2022 for Bikupa, and the period April 2021 to June 2022 for Bikupa 2, expressing the intent to reject the recovery of all the VAT for the periods under assessment and repayment of amounts previously received plus applicable interest.

The Company filed a formal appeal in connection with the Bikupa decision on February 9, 2023; however, there can be no guarantee that the Company will achieve a favourable outcome in its appeal. A formal appeal for Bikupa 2 in relation to the February 14, 2023 decision was filed on March 10, 2023 by the Company. The Company engaged an independent legal firm in Sweden with expertise in these matters to assist in the appeal process. The Company does not believe that the decision has merit because in management's opinion and those of the Company's independent advisors, the decision is not compatible with the current applicable law and therefore the amount claimed to be owed by the Company is not probable. According to general principles regarding the placement of the burden of proof, it is up to the Swedish Tax Agency to provide sufficient evidence in support of its decision. It is the Company's opinion, the Swedish Tax Agency has not substantiated their claim. We are not aware of any precedent cases, authoritative literature, or other statement that supports the Swedish Tax Agency's position.

It is not yet known when this dispute will be resolved; the due process following appeals and the court ruling could extend beyond a year. Furthermore, given that the industry is rapidly developing, there can be no guarantee that changes to the laws or policies of Sweden will not have a negative impact on the Company's tax position with respect to the eligibility of the claimed VAT. (Note 24 Uncertain Tax Positions).

If the Company is unsuccessful in its appeal, the full amount could be payable including other items such as penalties and interest that may accrue to the Company. The Company will continue to assess these matters. At the year end the Company has not recorded any amounts payable to the STA in connection with the decisions.

(b) Litigation

From time to time, the Company is involved in routine litigation incidental to the Company's business. Management believes that adequate provisions have been made where required and the ultimate resolution with respect to any claim will not have a material adverse effect on the financial position or results of the operations of the Company.